Note 19 - Equity Incentive Plan	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
(19)	Equity Incentive Plan

In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan was effective as of April 14, 2009. Under the 2009 Stock Option Plan, awards could be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards could be granted under the 2009 Stock Option Plan was 100,000 shares. The 2009 Stock Option Plan terminated on April 13, 2019, and no additional awards may be issued under the 2009 Stock Option Plan. The awards granted under the 2009 Stock Option Plan prior to the Plan's expiration will remain outstanding until exercised or otherwise terminated. As of December 31, 2021, the Company had outstanding 8,475 options under the 2009 Stock Option Plan with a weighted average exercise price of $35.00.

During the second quarter of 2016, the Company’s shareholders approved the Wilson Bank Holding Company 2016 Equity Incentive Plan, which authorizes awards of up to 750,000 shares of common stock. The 2016 Equity Incentive Plan was approved by the Board of Directors and effective as of January 25, 2016 and approved by the Company’s shareholders on April 12, 2016. On September 26, 2016, the Board of Directors approved an amendment and restatement of the 2016 Equity Incentive Plan (as amended and restated the “2016 Equity Incentive Plan”) to make clear that directors who are not also employees of the Company may be awarded stock appreciation rights. The primary purpose of the 2016 Equity Incentive Plan is to promote the interest of the Company and its shareholders by, among other things, (i) attracting and retaining key officers, employees and directors of, and consultants to, the Company and its subsidiaries and affiliates, (ii) motivating those individuals by means of performance-related incentives to achieve long-range performance goals, (iii) enabling such individuals to participate in the long-term growth and financial success of the Company, (iv) encouraging ownership of stock in the Company by such individuals, and (v) linking their compensation to the long-term interests of the Company and its shareholders. Except for certain limitations, awards can be in the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares and restricted share units, performance awards and other stock-based awards. As of December 31, 2021, the Company had 362,096 shares remaining available for issuance under the 2016 Equity Incentive Plan. As of December 31, 2021, the Company had outstanding under the 2016 Equity Incentive Plan 195,157 stock options with a weighted average exercise price of $51.63 and 153,622 cash-settled stock appreciation rights with a weighted average exercise price of $49.17.

As of December 31, 2021, under all of its equity incentive plans, the Company had outstanding 203,632 stock options with a weighted average exercise price of $50.94 and 153,622 cash-settled stock appreciation rights with a weighted average exercise price of $49.17. Included in other liabilities at  December 31, 2021 and 2020 were $2,708,000 and $2,303,000 in accrued stock appreciation rights, respectively.

The fair value of each stock option and cash-settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2021, 2020 and 2019:

	2021	2020	2019
Expected dividends	1.53%	1.56%	1.60%
Expected term (in years)	9.13	7.38	7.14
Expected stock price volatility	36%	31%	25%
Risk-free rate	1.45%	0.52%	1.90%

The expected stock price volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield and forfeiture rate assumptions are based on the Company’s history and expectation of dividend payouts and forfeitures.

A summary of the stock option and cash-settled SAR activity for 2021, 2020 and 2019 is as follows:

	2021		2020		2019
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	284,591	$43.71	273,039	$41.19	277,820	$40.11
Granted	121,830	61.48	43,833	55.72	17,833	51.16
Exercised	(48,867)	40.76	(24,881)	37.84	(22,614)	35.78
Forfeited or expired	(300)	37.60	(7,400)	41.70	—	—
Outstanding at end of year	357,254	$50.18	284,591	$43.71	273,039	$41.19
Options and cash-settled SARs exercisable at year end	159,560	$41.93	151,695	$40.89	122,932	$40.19

The weighted average fair value at the grant date of options and cash-settled SARs granted during the years 2021, 2020 and 2019 was $22.10, $14.92 and $13.43, respectively. The total intrinsic value of options and cash-settled SARs exercised during the years 2021, 2020 and 2019 was $962,000, $463,000 and $369,000, respectively.

The following table summarizes information about outstanding and exercisable stock options and cash-settled SARs at  December 31, 2021:

	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/21	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Number Outstanding at 12/31/21	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)
$31.31 - $47.25	178,380	$41.09	4.86	147,782	$40.98	4.81
$51.00 - $63.25	178,874	$59.24	9.15	11,778	$53.55	7.88
	357,254			159,560
Aggregate intrinsic value (in thousands)	$4,670			$3,406

As of December 31, 2021, there was $3,358,000 of total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company’s equity incentive plans. The cost is expected to be recognized over a weighted-average period of 4.22 years.

A summary of restricted stock shares activity is as follows:

	Restricted Stock Shares
	Shares	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2020	—	$—
Granted	1,250	62.10
Vested	—	—
Forfeited	—	—
Outstanding at December 31, 2021	1,250	$62.10

The shares vest over three years. As of December 31, 2021, there was $64,000 of unrecognized compensation cost related to non-vested restricted share awards. The cost is expected to be charged over a weighted-average period of 1.82 years for the restricted stock share awards.